Discontinued Operations - Summary of Discontinued Operations (Detail) - BJ's Clubs [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities,beginning balance	$ 8,683	$ 8,271	$ 8,271	$ 9,411
Charges	399	357	2,766	802
Payments/ Increase	(1,142)	(923)	(2,354)	(1,942)
Liabilities,ending balance	7,940	7,705	8,683	8,271
Cumulative Charges to Date, Net	59,998	57,190	59,599	56,833
Current portion	2,122	2,013	2,122	2,013	$ 2,048
Long-term portion	$ 5,818	$ 5,692	$ 6,561	$ 6,258	$ 7,363